CONSOLIDATED STATEMENTS OF EQUITY - USD ($) $ in Thousands	Total	Equity Attributable to the Company	Common Stock	Additional paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss	Noncontrolling Interests
Shares beginning balance (shares) at Jan. 03, 2021			33,995,000
Balances, beginning balance at Jan. 03, 2021	$ 439,287	$ 432,642	$ 0	$ 451,474	$ (8,441)	$ (10,391)	$ 6,645
Net loss	(255,746)	(254,520)			(254,520)		(1,226)
Issuance of common stock, net of issuance cost (shares)			9,916,000
Issuance of common stock, net of issuance cost	169,684	169,684		169,684
Issuance of common stock for stock-based compensation, net of tax withheld (shares)			336,000
Issuance of common stock for stock-based compensation, net of tax withheld	(4,245)	(4,245)		(4,245)
Recognition of stock-based compensation	7,348	7,348		7,348
Total other comprehensive income (loss)	(1,453)	(1,453)				(1,453)
Shares ending balance (shares) at Jan. 02, 2022			44,247,000
Balances, ending balance at Jan. 02, 2022	354,875	349,456	$ 0	624,261	(262,961)	(11,844)	5,419
Net loss	(267,146)	(267,424)			(267,424)		278
Issuance of common stock for stock-based compensation, net of tax withheld (shares)			786,000
Issuance of common stock for stock-based compensation, net of tax withheld	(257)	(257)		(257)
Recognition of stock-based compensation	12,992	12,992		12,992
Total other comprehensive income (loss)	(10,264)	(10,264)				(10,264)
Effect of adoption of ASU 2020-06 | Accounting Standards Update 2020-06	(42,066)			(52,188)	10,122
Distribution to non-controlling interests	$ (64)						(64)
Shares ending balance (shares) at Jan. 01, 2023	45,033,027		45,033,000
Balances, ending balance at Jan. 01, 2023	$ 48,070	42,437	$ 0	584,808	(520,263)	(22,108)	5,633
Net loss	(275,711)	(275,829)			(275,829)		118
Issuance of common stock, net of issuance cost (shares)			8,220,000
Issuance of common stock, net of issuance cost	204,480	204,480		204,480
Recognition of stock-based compensation	22,073	22,073		22,073
Total other comprehensive income (loss)	5,730	5,730				5,730
Issuance of common stock for stock-based compensation (in shares)			706,000
Issuance of common stock for stock-based compensation	$ 0
Shares ending balance (shares) at Dec. 31, 2023	45,033,027		53,959,000
Balances, ending balance at Dec. 31, 2023	$ 4,642	$ (1,109)	$ 0	$ 811,361	$ (796,092)	$ (16,378)	$ 5,751